Post employment benefits - Analysis of fair value of plan assets (Details) - USD ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Disclosure of fair value of plan assets [line items]
Equities(1)	$ 1,249	$ 1,553
Property	493	653
Hedge funds	4	10
Interest rate and inflation swaps	(58)	(232)
Cash, short-term and other investments	468	367
Total bid value of assets	8,057	8,533
Fixed-interest government
Disclosure of fair value of plan assets [line items]
Bonds	553	390
Inflation-linked government
Disclosure of fair value of plan assets [line items]
Bonds	1,499	2,183
Investment grade corporate
Disclosure of fair value of plan assets [line items]
Bonds	2,307	1,959
Non-investment grade
Disclosure of fair value of plan assets [line items]
Bonds	1,097	1,071
Loan securities
Disclosure of fair value of plan assets [line items]
Bonds	311	449
Liability Driven Investment (LDI)
Disclosure of fair value of plan assets [line items]
Bonds	134	130
Quoted
Disclosure of fair value of plan assets [line items]
Equities(1)	67	89
Property	6	0
Hedge funds	0	0
Interest rate and inflation swaps	11	12
Cash, short-term and other investments	127	67
Total bid value of assets	1,638	1,939
Quoted | Fixed-interest government
Disclosure of fair value of plan assets [line items]
Bonds	380	280
Quoted | Inflation-linked government
Disclosure of fair value of plan assets [line items]
Bonds	984	1,447
Quoted | Investment grade corporate
Disclosure of fair value of plan assets [line items]
Bonds	30	19
Quoted | Non-investment grade
Disclosure of fair value of plan assets [line items]
Bonds	30	7
Quoted | Loan securities
Disclosure of fair value of plan assets [line items]
Bonds	3	18
Quoted | Liability Driven Investment (LDI)
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Unquoted
Disclosure of fair value of plan assets [line items]
Equities(1)	1,182	1,464
Property	487	653
Hedge funds	4	10
Interest rate and inflation swaps	(69)	(244)
Cash, short-term and other investments	341	300
Total bid value of assets	6,419	6,594
Unquoted | Fixed-interest government
Disclosure of fair value of plan assets [line items]
Bonds	173	110
Unquoted | Inflation-linked government
Disclosure of fair value of plan assets [line items]
Bonds	515	736
Unquoted | Investment grade corporate
Disclosure of fair value of plan assets [line items]
Bonds	2,277	1,940
Unquoted | Non-investment grade
Disclosure of fair value of plan assets [line items]
Bonds	1,067	1,064
Unquoted | Loan securities
Disclosure of fair value of plan assets [line items]
Bonds	308	431
Unquoted | Liability Driven Investment (LDI)
Disclosure of fair value of plan assets [line items]
Bonds	134	130
United Kingdom
Disclosure of fair value of plan assets [line items]
Pooled investment	1,590	1,431
United Kingdom | Quoted
Disclosure of fair value of plan assets [line items]
Equities(1)	0	0
Property	6	0
Hedge funds	0	0
Interest rate and inflation swaps	0	1
Cash, short-term and other investments	91	49
Total bid value of assets	1,418	1,744
United Kingdom | Quoted | Fixed-interest government
Disclosure of fair value of plan assets [line items]
Bonds	308	224
United Kingdom | Quoted | Inflation-linked government
Disclosure of fair value of plan assets [line items]
Bonds	983	1,447
United Kingdom | Quoted | Investment grade corporate
Disclosure of fair value of plan assets [line items]
Bonds	0	0
United Kingdom | Quoted | Non-investment grade
Disclosure of fair value of plan assets [line items]
Bonds	27	5
United Kingdom | Quoted | Loan securities
Disclosure of fair value of plan assets [line items]
Bonds	3	18
United Kingdom | Quoted | Liability Driven Investment (LDI)
Disclosure of fair value of plan assets [line items]
Bonds	0	0
United Kingdom | Unquoted
Disclosure of fair value of plan assets [line items]
Equities(1)	750	961
Property	429	595
Hedge funds	0	0
Interest rate and inflation swaps	(150)	(264)
Cash, short-term and other investments	190	163
Total bid value of assets	3,853	3,896
United Kingdom | Unquoted | Fixed-interest government
Disclosure of fair value of plan assets [line items]
Bonds	0	22
United Kingdom | Unquoted | Inflation-linked government
Disclosure of fair value of plan assets [line items]
Bonds	505	618
United Kingdom | Unquoted | Investment grade corporate
Disclosure of fair value of plan assets [line items]
Bonds	1,196	846
United Kingdom | Unquoted | Non-investment grade
Disclosure of fair value of plan assets [line items]
Bonds	707	640
United Kingdom | Unquoted | Loan securities
Disclosure of fair value of plan assets [line items]
Bonds	226	315
United Kingdom | Unquoted | Liability Driven Investment (LDI)
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Ireland
Disclosure of fair value of plan assets [line items]
Pooled investment	1,102	1,147
Ireland | Quoted
Disclosure of fair value of plan assets [line items]
Equities(1)	0	0
Property	0	0
Hedge funds	0	0
Interest rate and inflation swaps	11	11
Cash, short-term and other investments	36	18
Total bid value of assets	66	31
Ireland | Quoted | Fixed-interest government
Disclosure of fair value of plan assets [line items]
Bonds	16	0
Ireland | Quoted | Inflation-linked government
Disclosure of fair value of plan assets [line items]
Bonds	1	0
Ireland | Quoted | Investment grade corporate
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Ireland | Quoted | Non-investment grade
Disclosure of fair value of plan assets [line items]
Bonds	2	2
Ireland | Quoted | Loan securities
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Ireland | Quoted | Liability Driven Investment (LDI)
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Ireland | Unquoted
Disclosure of fair value of plan assets [line items]
Equities(1)	292	366
Property	58	58
Hedge funds	0	0
Interest rate and inflation swaps	81	20
Cash, short-term and other investments	110	97
Total bid value of assets	1,872	2,026
Ireland | Unquoted | Fixed-interest government
Disclosure of fair value of plan assets [line items]
Bonds	105	80
Ireland | Unquoted | Inflation-linked government
Disclosure of fair value of plan assets [line items]
Bonds	9	117
Ireland | Unquoted | Investment grade corporate
Disclosure of fair value of plan assets [line items]
Bonds	641	667
Ireland | Unquoted | Non-investment grade
Disclosure of fair value of plan assets [line items]
Bonds	360	375
Ireland | Unquoted | Loan securities
Disclosure of fair value of plan assets [line items]
Bonds	82	116
Ireland | Unquoted | Liability Driven Investment (LDI)
Disclosure of fair value of plan assets [line items]
Bonds	134	130
United States and other | Quoted
Disclosure of fair value of plan assets [line items]
Equities(1)	67	89
Property	0	0
Hedge funds	0	0
Interest rate and inflation swaps	0	0
Cash, short-term and other investments	0	0
Total bid value of assets	154	164
United States and other | Quoted | Fixed-interest government
Disclosure of fair value of plan assets [line items]
Bonds	56	56
United States and other | Quoted | Inflation-linked government
Disclosure of fair value of plan assets [line items]
Bonds	0	0
United States and other | Quoted | Investment grade corporate
Disclosure of fair value of plan assets [line items]
Bonds	30	19
United States and other | Quoted | Non-investment grade
Disclosure of fair value of plan assets [line items]
Bonds	1	0
United States and other | Quoted | Loan securities
Disclosure of fair value of plan assets [line items]
Bonds	0	0
United States and other | Quoted | Liability Driven Investment (LDI)
Disclosure of fair value of plan assets [line items]
Bonds	0	0
United States and other | Unquoted
Disclosure of fair value of plan assets [line items]
Equities(1)	140	137
Property	0	0
Hedge funds	4	10
Interest rate and inflation swaps	0	0
Cash, short-term and other investments	41	40
Total bid value of assets	694	672
United States and other | Unquoted | Fixed-interest government
Disclosure of fair value of plan assets [line items]
Bonds	68	8
United States and other | Unquoted | Inflation-linked government
Disclosure of fair value of plan assets [line items]
Bonds	1	1
United States and other | Unquoted | Investment grade corporate
Disclosure of fair value of plan assets [line items]
Bonds	440	427
United States and other | Unquoted | Non-investment grade
Disclosure of fair value of plan assets [line items]
Bonds	0	49
United States and other | Unquoted | Loan securities
Disclosure of fair value of plan assets [line items]
Bonds	0	0
United States and other | Unquoted | Liability Driven Investment (LDI)
Disclosure of fair value of plan assets [line items]
Bonds	0	0
United States
Disclosure of fair value of plan assets [line items]
Pooled investment	$ 625	$ 598